Pioneer Floating Rate Trust

Schedule of Investments | February 29, 2020

Ticker Symbol: PHD

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 151.0%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 119.5% of Net Assets*(a)
	Aerospace & Defense - 4.6%
2,037,000	American Airlines, Inc., 2017 Class B Term Loan, 3.603% (LIBOR + 200 bps), 4/28/23	$1,976,739
1,217,289	American Airlines, Inc., 2017 Class B Term Loan, 3.659% (LIBOR + 200 bps), 12/15/23	1,182,800
2,493,750	Jazz Acquisition, Inc., First Lien Initial Term Loan, 6.19% (LIBOR + 425 bps), 6/19/26	2,475,047
1,000,000	Kestrel Bidco, Inc. (aka WestJet Airlines), Term Loan, 4.653% (LIBOR + 300 bps), 12/11/26	966,500
2,492,500	MRO Holdings, Inc., Initial Term Loan, 6.945% (LIBOR + 500 bps), 6/4/26	2,484,192
1,959,949	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.87% (LIBOR + 525 bps), 4/29/24	1,936,674
2,386,018	WP CPP Holdings LLC, First Lien Initial Term Loan, 5.53% (LIBOR + 375 bps), 4/30/25	2,308,473
	Total Aerospace & Defense	$13,330,425
	Airlines - 0.5%
1,475,000	Allegiant Travel Co., Replacement Term Loan, 4.707% (LIBOR + 300 bps), 2/5/24	$1,408,625
	Total Airlines	$1,408,625
	Automobile - 5.3%
1,135,537	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.88% (LIBOR + 225 bps), 4/6/24	$1,112,472
1,581,701	Commercial Vehicle Group, Inc., Initial Term Loan, 7.603% (LIBOR + 600 bps), 4/12/23	1,577,747
871,078	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.603% (LIBOR + 200 bps), 11/2/23	813,731
622,997	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.416% (LIBOR + 275 bps), 11/8/23	571,600
2,000,000	Drive Chassis Holdco LLC, Second Lien Term B Loan, 10.588% (LIBOR + 825 bps), 4/10/26	1,860,000
272,286	KAR Auction Services, Inc., Tranche B-6 Term Loan, 3.938% (LIBOR + 225 bps), 9/19/26	272,371
1,879,812	Navistar, Inc., Tranche B Term Loan, 5.16% (LIBOR + 350 bps), 11/6/24	1,863,363
827,399	Superior Industries International, Inc., Replacement Term Loan, 5.603% (LIBOR + 400 bps), 5/22/24	810,851
1,781,302	Thor Industries, Inc., Initial USD Term Loan, 5.438% (LIBOR + 375 bps), 2/1/26	1,757,922
1,012,827	TI Group Automotive Systems LLC, Initial US Term Loan, 4.103% (LIBOR + 250 bps), 6/30/22	1,003,542
3,142,499	Trico Group LLC, First Lien Tranche B-2 Term Loan, 8.945% (LIBOR + 700 bps), 2/2/24	3,111,074
466,667	Visteon Corp., New Term Loan, 3.355% (LIBOR + 175 bps), 3/25/24	463,459
	Total Automobile	$15,218,132
	Banking - 1.1%
1,496,250	Azalea TopCo, Inc., First Lien Initial Term Loan, 5.103% (LIBOR + 350 bps), 7/24/26	$1,487,522
490,716	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2020 First Lien Term Loan, 4.354% (LIBOR + 275 bps), 12/20/24	488,262
1,200,000	Nouryon Finance BV (aka AkzoNobel), Initial Dollar Term Loan, 4.671% (LIBOR + 300 bps), 10/1/25	1,175,250
	Total Banking	$3,151,034
	Beverage, Food & Tobacco - 2.7%
598,500	B&G Foods, Inc., Tranche B-4 Term Loan, 4.103% (LIBOR + 250 bps), 10/10/26	$593,263
3,495,877	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.103% (LIBOR + 350 bps), 10/10/23	3,457,639
1,300,000	Froneri International, Ltd., First Lien Facility B2, 3.853% (LIBOR + 225 bps), 1/29/27	1,283,953
500,000	Froneri International, Ltd., Second Lien Facility, 7.353% (LIBOR + 575 bps), 1/31/28	506,250
1,997,061	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 3.603% (LIBOR + 200 bps), 5/1/26	1,970,860
	Total Beverage, Food & Tobacco	$7,811,965
	Broadcasting & Entertainment - 2.1%
1,500,000	Creative Artists Agency LLC, Closing Date Term Loan, 5.353% (LIBOR + 375 bps), 11/27/26	$1,495,312
728,809	Gray Television, Inc., Term B-2 Loan, 3.912% (LIBOR + 225 bps), 2/7/24	721,521
467,304	Gray Television, Inc., Term C Loan, 4.162% (LIBOR + 250 bps), 1/2/26	464,967
2,026,199	Sinclair Television Group, Inc., Tranche B Term Loan, 3.86% (LIBOR + 225 bps), 1/3/24	2,003,404
1,496,250	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 4.16% (LIBOR + 250 bps), 9/30/26	1,485,028
	Total Broadcasting & Entertainment	$6,170,232
	Building Materials - 2.0%
808,289	Circor International, Inc., New Term Loan, 4.908% (LIBOR + 325 bps), 12/11/24	$806,773
2,500,000(b)	CPG International LLC (fka CPG International, Inc.), New Term Loan, 5/5/24	2,487,500
993,031	Summit Materials LLC, New Term Loan, 3.603% (LIBOR + 200 bps), 11/21/24	989,722
1,462,500	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 5.587% (LIBOR + 400 bps), 5/1/24	1,460,672
	Total Building Materials	$5,744,667
	Buildings & Real Estate - 1.5%
2,234,915	Beacon Roofing Supply, Inc., Initial Term Loan, 3.853% (LIBOR + 225 bps), 1/2/25	$2,211,169
246,990	Builders FirstSource, Inc., Refinancing Term Loan, 4.613% (LIBOR + 300 bps), 2/29/24	246,990
1,883,816	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.603% (LIBOR + 500 bps), 9/29/23	1,794,335
	Total Buildings & Real Estate	$4,252,494
	Business Services - 0.4%
1,142,920(b)	Gbt US LLC, Cov-Lite Term Loan, 2/26/27	$1,121,491
	Total Business Services	$1,121,491
	Chemicals - 0.4%
340,000	Innophos Holdings, Inc., Initial Term Loan, 5.421% (LIBOR + 375 bps), 2/5/27	$337,875
Principal Amount USD ($)		Value
	Chemicals - (continued)
997,500	Tank Holding Corp., First Lien 2020 Refinancing Term Loan, 5.103% (LIBOR + 350 bps), 3/26/26	$991,266
	Total Chemicals	$1,329,141
	Chemicals, Plastics & Rubber - 5.3%
943,270	Berry Global, Inc. (fka Berry Plastics Corp.), Term W Loan, 3.671% (LIBOR + 200 bps), 10/1/22	$932,658
1,962,443	Core & Main LP, Initial Term Loan, 4.507% (LIBOR + 275 bps), 8/1/24	1,942,818
408,116	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 3.603% (LIBOR + 200 bps), 1/31/26	402,505
1,990,000	Hexion, Inc., USD Term Loan, 5.41% (LIBOR + 350 bps), 7/1/26	1,972,587
1,361,143	Omnova Solutions, Inc., Term B-2 Loan, 4.853% (LIBOR + 325 bps), 8/25/23	1,347,531
549,862	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 3.945% (LIBOR + 200 bps), 7/25/24	549,348
1,005,932	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.027% (LIBOR + 225 bps), 2/7/27	1,005,723
1,984,447	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.353% (LIBOR + 275 bps), 2/5/23	1,972,044
1,361,963	Tata Chemicals North America, Term Loan, 4.438% (LIBOR + 275 bps), 8/7/20	1,361,963
1,610,951	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.495% (LIBOR + 275 bps), 9/23/24	1,574,704
1,320,234	Twist Beauty International Holdings SA, Facility B2, 4.907% (LIBOR + 300 bps), 4/22/24	1,310,745
995,624	Univar Solutions USA, Inc., Term B-3 Loan, 3.853% (LIBOR + 225 bps), 7/1/24	985,792
	Total Chemicals, Plastics & Rubber	$15,358,418
	Computers & Electronics - 3.9%
1,239,092	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.195% (LIBOR + 325 bps), 9/19/24	$1,227,734
750,000	Applied Systems, Inc., Second Lien Initial Term Loan, 8.945% (LIBOR + 700 bps), 9/19/25	768,750
1,228,125	Chloe OX Parent LLC, Initial Term Loan, 6.445% (LIBOR + 450 bps), 12/23/24	1,220,449
1,769,118	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.195% (LIBOR + 425 bps), 6/26/25	1,660,207
496,212	Iron Mountain Information Management LLC, Incremental Term B Loan, 3.353% (LIBOR + 175 bps), 1/2/26	485,978
997,500	NCR Corp., Initial Term Loan, 4.11% (LIBOR + 250 bps), 8/28/26	998,279
2,200,000	Pitney Bowes, Inc., Term Loan B, 7.16% (LIBOR + 550 bps), 1/17/25	2,182,125
230,000	Presidio Holdings, Inc., Initial Term Loan, 5.28% (LIBOR + 350 bps), 1/22/27	227,125
1,928,571	Ultra Clean Holdings, Inc., Term Loan B, 6.103% (LIBOR + 450 bps), 8/27/25	1,890,000
850,000(b)	VS Buyer LLC, Initial Term Loan, 2/28/27	845,750
	Total Computers & Electronics	$11,506,397
	Construction & Building - 0.4%
1,265,326	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.103% (LIBOR + 250 bps), 2/1/27	$1,265,063
	Total Construction & Building	$1,265,063
	Consumer Nondurables - 0.5%
1,500,000	Sunshine Luxembourg VII S.a.r.l., Term Loan, 6.195% (LIBOR + 425 bps), 10/1/26	$1,483,593
	Total Consumer Nondurables	$1,483,593
	Consumer Services - 1.1%
3,268,483	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 4.912% (LIBOR + 325 bps), 9/23/26	$3,202,296
	Total Consumer Services	$3,202,296
	Containers, Packaging & Glass - 0.9%
1,254,673	Plastipak Holdings, Inc., Tranche B Term Loan, 4.11% (LIBOR + 250 bps), 10/14/24	$1,236,898
1,500,000	Pregis TopCo LLC, First Lien Initial Term Loan, 5.603% (LIBOR + 400 bps), 7/31/26	1,489,687
	Total Containers, Packaging & Glass	$2,726,585
	Diversified & Conglomerate Manufacturing - 1.7%
870,846	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.853% (LIBOR + 325 bps), 7/27/23	$870,482
1,854,092	Garda World Security Corp., Initial Term Loan, 6.39% (LIBOR + 475 bps), 10/30/26	1,847,140
2,302,761	Pelican Products, Inc., First Lien Term Loan, 5.159% (LIBOR + 350 bps), 5/1/25	2,233,678
	Total Diversified & Conglomerate Manufacturing	$4,951,300
	Diversified & Conglomerate Service - 11.9%
1,970,744	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.853% (LIBOR + 325 bps), 8/30/24	$1,940,361
1,000,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 8.603% (LIBOR + 700 bps), 8/30/25	995,625
1,542,173	Alion Science and Technology Corp., First Lien Term Loan, 6.103% (LIBOR + 450 bps), 8/19/21	1,541,209
2,665,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial Term Loan, 5.853% (LIBOR + 425 bps), 7/10/26	2,649,455
1,000,000	AVSC Holding Corp. (aka PSAV, Inc.) 2019 First Lien Incremental Term Loan, 6.204% (LIBOR + 450 bps), 10/15/26	970,000
3,208,628	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 4.932% (LIBOR + 325 bps), 3/3/25	3,112,369
2,143,235	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.103% (LIBOR + 450 bps), 8/16/23	2,143,278
1,007,482	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 4.603% (LIBOR + 300 bps), 2/3/25	982,295
1,940,076	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.527% (LIBOR + 475 bps), 9/29/23	1,822,459
1,135,625	DynCorp International, Inc., Term Loan, 7.659% (LIBOR + 600 bps), 8/18/25	1,120,010
995,000	Emerald 2, Ltd., First Lien Initial Term B-1 Loan, 5.695% (LIBOR + 375 bps), 7/10/26	998,421
788,871	Filtration Group Corp., Initial Dollar Term Loan, 4.603% (LIBOR + 300 bps), 3/31/25	786,242
639,794	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.353% (LIBOR + 275 bps), 4/1/24	628,597
2,583,130	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.211% (LIBOR + 325 bps), 6/28/24	2,541,154
Principal Amount USD ($)		Value
	Diversified & Conglomerate Service - (continued)
1,578,056	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.103% (LIBOR + 250 bps), 8/18/22	$1,567,535
987,437	Mitchell International, Inc., First Lien Initial Term Loan, 4.853% (LIBOR + 325 bps), 11/29/24	964,603
22,750	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term C Loan, 5.61% (LIBOR + 400 bps), 3/9/26	22,832
408,913	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 5.61% (LIBOR + 400 bps), 3/9/26	410,383
192,345	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 4.353% (LIBOR + 275 bps), 6/27/25	192,345
1,000,000(b)	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 6/26/26	990,000
3,986,250	Team Health Holdings, Inc., Initial Term Loan, 4.353% (LIBOR + 275 bps), 2/6/24	3,046,161
1,316,861	Tempo Acquisition LLC, Initial Term Loan, 4.353% (LIBOR + 275 bps), 5/1/24	1,298,754
1,334,397	West Corp., Incremental Term B-1 Loan, 5.103% (LIBOR + 350 bps), 10/10/24	1,050,838
2,409,965	West Corp., Initial Term B Loan, 5.603% (LIBOR + 400 bps), 10/10/24	1,933,997
723,905	WEX, Inc., Term B-3 Loan, 3.853% (LIBOR + 225 bps), 5/15/26	716,666
	Total Diversified & Conglomerate Service	$34,425,589
	Electric & Electrical - 1.1%
3,324,929	Rackspace Hosting, Inc., First Lien Term B Loan, 4.763% (LIBOR + 300 bps), 11/3/23	$3,154,527
	Total Electric & Electrical	$3,154,527
	Electronics - 2.9%
1,091,750	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), Initial Dollar Term Loan, 5.945% (LIBOR + 400 bps), 3/6/26	$1,091,295
3,787,737	Natel Engineering Co., Inc., Initial Term Loan, 6.603% (LIBOR + 500 bps), 4/30/26	3,513,126
1,279,110	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.103% (LIBOR + 450 bps), 10/20/22	1,163,990
2,784,222	Scientific Games International, Inc., Initial Term B-5 Loan, 4.366% (LIBOR + 275 bps), 8/14/24	2,719,489
	Total Electronics	$8,487,900
	Entertainment & Leisure - 1.0%
1,767,677	Motion Acquisition, Ltd. Facility B1, 4.939% (LIBOR + 325 bps), 11/12/26	$1,754,971
232,323	Motion Acquisition, Ltd. Facility B2, 4.902% (LIBOR + 325 bps), 11/12/26	225,499
1,114,792	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 3.603% (LIBOR + 200 bps), 2/22/24	1,073,916
	Total Entertainment & Leisure	$3,054,386
	Environmental Services - 1.3%
829,531	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 3.833% (LIBOR + 225 bps), 11/10/23	$829,358
2,032,883	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.298% (LIBOR + 300 bps/PRIME + 200 bps), 5/30/25	2,000,865
835,000(b)	Terra Bidco BC, Ltd., Term Loan 12/30/99	837,088
	Total Environmental Services	$3,667,311
	Farming & Agriculture - 0.4%
1,159,267	Dole Food Co., Inc., Tranche B Term Loan, 4.382% (LIBOR + 275 bps), 4/6/24	$1,143,327
	Total Farming & Agriculture	$1,143,327
	Financial Services - 1.1%
1,446,043	Baring Private Equity Asia VI Holding (2), Ltd., First Lien Initial Dollar Term Loan, 4.603% (LIBOR + 300 bps), 10/26/22	$1,439,268
886,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 4.603% (LIBOR + 300 bps), 6/15/25	879,575
905,288	Everi Payments, Inc., Term B loan, 4.353% (LIBOR + 275 bps), 5/9/24	896,235
	Total Financial Services	$3,215,078
	Forest Products - 0.4%
1,321,028	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.21% (LIBOR + 350 bps), 11/20/23	$1,268,187
	Total Forest Products	$1,268,187
	Gaming and Hotels - 0.2%
439,135	PCI Gaming Authority, Term B Facility Loan, 4.103% (LIBOR + 250 bps), 5/29/26	$437,352
	Total Gaming and Hotels	$437,352
	Healthcare - 2.1%
1,499,603	Gentiva Health Services, Inc., First Lien Term B Loan, 4.875% (LIBOR + 325 bps), 7/2/25	$1,490,231
442,616	Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing Term Loan, 3.938% (LIBOR + 225 bps), 5/22/26	444,737
1,000,000(b)	LGC, Ltd., Term Loan, 1/22/27	994,062
1,750,000	Option Care Health, Inc., Term B Loan, 6.103% (LIBOR + 450 bps), 8/6/26	1,752,917
1,393,000	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 4.921% (LIBOR + 325 bps), 3/5/26	1,379,941
	Total Healthcare	$6,061,888
	Healthcare & Pharmaceuticals - 8.1%
1,425,104	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.103% (LIBOR + 250 bps), 2/16/23	$1,414,416
630,238	Agiliti Health, Inc., Initial Term Loan, 4.688% (LIBOR + 300 bps), 1/4/26	624,723
1,049,994	Alkermes, Inc., 2023 Term Loan, 3.91% (LIBOR + 225 bps), 3/27/23	1,048,026
3,236,837	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.103% (LIBOR + 350 bps), 9/26/24	3,104,935
1,500,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), Second Lien Initial Term Loan, 9.353% (LIBOR + 775 bps), 9/26/25	1,341,000
500,000(b)	Auris Luxembourg III S.a.r.l., Facility B2, 2/27/26	471,250
1,995,000	Curium BidCo S.a.r.l., Facility B, 5.945% (LIBOR + 400 bps), 7/9/26	1,992,506
2,567,192	Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loan, 5.875% (LIBOR + 425 bps), 4/29/24	2,468,784
Principal Amount USD ($)		Value
	Healthcare & Pharmaceuticals - (continued)
1,500,000	FC Compassus LLC, Initial Term Loan, 6.603% (LIBOR + 500 bps), 12/31/26	$1,492,500
735,303	Greatbatch, Ltd., New Term B Loan, 4.17% (LIBOR + 250 bps), 10/27/22	731,627
2,978,719	Kindred Healthcare LLC, Closing Date Term Loan, 6.625% (LIBOR + 500 bps), 7/2/25	2,941,485
1,724,939	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.353% (LIBOR + 375 bps), 11/13/25	1,699,065
2,245,000	Sotera Health Holdings LLC, First Lien Initial Term Loan, 6.103% (LIBOR + 450 bps), 12/11/26	2,236,581
2,000,000	Upstream Newco, Inc., First Lien Initial Term Loan, 6.103% (LIBOR + 450 bps), 11/20/26	2,000,000
	Total Healthcare & Pharmaceuticals	$23,566,898
	Healthcare, Education & Childcare - 5.9%
1,500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 11.603% (LIBOR + 1,000 bps), 4/24/24	$1,350,000
1,405,956	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.103% (LIBOR + 350 bps), 5/10/23	1,384,867
212,500	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 4.409% (LIBOR + 275 bps), 11/27/25	212,832
2,211,263	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 4.659% (LIBOR + 300 bps), 6/2/25	2,202,971
1,973,066	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.695% (LIBOR + 375 bps), 2/21/25	1,943,470
834,527	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.363% (LIBOR + 275 bps), 6/10/22	822,705
1,413,103	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 5.353% (LIBOR + 375 bps), 11/16/25	1,413,103
1,941,193	Quorum Health Corp., Term Loan, 8.527% (LIBOR + 675 bps), 4/29/22	1,921,781
2,783,998	Select Medical Corp., Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 3/6/25	2,752,678
1,995,000	U.S. Renal Care, Inc., Initial Term Loan, 6.625% (LIBOR + 500 bps), 6/26/26	1,974,218
744,375	Vizient, Inc., Term B-6 Loan, 3.603% (LIBOR + 200 bps), 5/6/26	746,820
	Total Healthcare, Education & Childcare	$16,725,445
	Hotel, Gaming & Leisure - 2.4%
1,240,431	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 3.353% (LIBOR + 175 bps), 11/19/26	$1,227,241
1,404,039	Boyd Gaming Corp., Refinancing Term B Loan, 3.829% (LIBOR + 225 bps), 9/15/23	1,390,876
2,236,060	Caesars Resort Collection LLC (fka Caesars Growth Properties Holdings LLC), Term B Loan, 4.353% (LIBOR + 275 bps), 12/23/24	2,167,860
528,387	Eldorado Resorts, Inc., Term Loan, 3.889% (LIBOR + 225 bps), 4/17/24	526,736
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.103% (LIBOR + 250 bps), 10/19/20	995,000
445,500	Penn National Gaming, Inc., Term B-1 Facility Loan, 3.853% (LIBOR + 225 bps), 10/15/25	441,936
436,356	Stars Group Holdings BV, USD Term Loan, 5.445% (LIBOR + 350 bps), 7/10/25	435,060
	Total Hotel, Gaming & Leisure	$7,184,709
	Insurance - 4.5%
1,000,000(b)	Alliant Holdings Intermediate LLC, 2019 New Term Loan, 5/9/25	$991,250
887,301	Alliant Holdings Intermediate LLC, Initial Term Loan, 4.603% (LIBOR + 300 bps), 5/9/25	872,050
2,044,136	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 4.603% (LIBOR + 300 bps), 11/3/24	2,035,833
283,846	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 4.603% (LIBOR + 300 bps), 11/3/23	282,604
675,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.103% (LIBOR + 650 bps), 8/4/25	678,375
2,299,881	Confie Seguros Holding II Co., Term B Loan, 6.363% (LIBOR + 475 bps), 4/19/22	2,248,134
1,262,466	Integro Parent, Inc., First Lien Initial Term Loan, 7.36% (LIBOR + 575 bps), 10/31/22	1,249,841
1,385,220	MPH Acquisition Holdings LLC, Initial Term Loan, 4.695% (LIBOR + 275 bps), 6/7/23	1,335,006
1,741,250	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 5.603% (LIBOR + 400 bps), 9/3/26	1,743,427
1,632,425	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.945% (LIBOR + 300 bps), 5/16/24	1,591,614
	Total Insurance	$13,028,134
	Leasing - 0.8%
989,501	Hertz Corp., Tranche Term B-1 Loan, 4.36% (LIBOR + 275 bps), 6/30/23	$985,378
1,473,750	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 5.649% (LIBOR + 375 bps), 9/11/23	1,469,145
	Total Leasing	$2,454,523
	Leisure & Entertainment - 1.2%
1,483,734	24 Hour Fitness Worldwide, Inc., Term Loan, 5.103% (LIBOR + 350 bps), 5/30/25	$1,094,254
1,109,001	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 4.61% (LIBOR + 300 bps), 4/22/26	1,082,663
292,500	CityCenter Holdings LLC, Term B Loan, 3.853% (LIBOR + 225 bps), 4/18/24	289,575
928,057	Fitness International LLC, Term B Loan, 4.853% (LIBOR + 325 bps), 4/18/25	921,097
	Total Leisure & Entertainment	$3,387,589
	Machinery - 3.2%
625,098	Advanced Drainage Systems, Inc., Initial Term Loan, 3.938% (LIBOR + 225 bps), 7/31/26	$625,098
429,503	Blount International, Inc., New Refinancing Term Loan, 5.353% (LIBOR + 375 bps), 4/12/23	428,697
395,673	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced 2019 Term Loan, 3.695% (LIBOR + 175 bps), 5/18/24	391,551
851,429	CTC AcquiCo GmbH, Facility B2, 4.363% (LIBOR + 275 bps), 3/7/25	823,757
834,754	Gardner Denver, Inc., 2020 GDI Tranche B-2 Dollar Term Loan, 3.353% (LIBOR + 175 bps), 3/1/27	827,189
1,250,000	MHI Holdings LLC, Initial Term Loan, 6.603% (LIBOR + 500 bps), 9/21/26	1,242,969
1,071,801	NN, Inc., Tranche B Term Loan, 6.853% (LIBOR + 525 bps), 10/19/22	1,045,006
Principal Amount USD ($)		Value
	Machinery - (continued)
2,226,412	Shape Technologies Group, Inc., Initial Term Loan, 4.806% (LIBOR + 300 bps), 4/21/25	$2,053,865
813,667	Terex Corp., Incremental US Term Loan, 3.603% (LIBOR + 200 bps), 1/31/24	810,616
1,035,865	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.103% (LIBOR + 250 bps), 10/23/25	1,020,327
	Total Machinery	$9,269,075
	Media - 1.9%
678,237	Cogeco Communications (USA) II LP, Term B Loan, 3.603% (LIBOR + 200 bps), 1/3/25	$679,811
486,250	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.909% (LIBOR + 225 bps), 7/17/25	480,172
311,403	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 3.909% (LIBOR + 225 bps), 1/15/26	308,674
498,750	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 4.159% (LIBOR + 250 bps), 4/15/27	493,762
1,995,000	Diamond Sports Group LLC, Term Loan, 4.88% (LIBOR + 325 bps), 8/24/26	1,812,956
1,844,222	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 4.631% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	1,849,985
	Total Media	$5,625,360
	Metals & Mining - 4.8%
1,576,000	Aleris International, Inc., Initial Term Loan, 6.353% (LIBOR + 475 bps), 2/27/23	$1,574,030
975,000(b)	Arconic Rolled Products Corp., Term Loan B, 2/4/27	973,781
1,815,745	Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.7% (LIBOR + 275 bps), 12/22/23	1,803,261
1,556,576	Big River Steel LLC, Closing Date Term Loan, 6.945% (LIBOR + 500 bps), 8/23/23	1,565,332
1,927,397	BWay Holding Co., Initial Term Loan, 5.084% (LIBOR + 325 bps), 4/3/24	1,851,907
900,000	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.353% (LIBOR + 375 bps), 1/4/23	899,813
2,909,917	Phoenix Services International LLC, Term B Loan, 5.389% (LIBOR + 375 bps), 3/1/25	2,804,433
752,597	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.459% (LIBOR + 275 bps), 8/14/24	742,249
1,464,703	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), 2020 Term Loan, 3.853% (LIBOR + 225 bps), 1/24/27	1,454,634
	Total Metals & Mining	$13,669,440
	Oil & Gas - 5.1%
2,537,250	BCP Raptor II LLC, Initial Term Loan, 6.353% (LIBOR + 475 bps), 11/3/25	$2,241,237
544,500	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 4.853% (LIBOR + 325 bps), 9/29/25	543,479
1,375,534	Delek US Holdings, Inc., Initial Term Loan, 3.853% (LIBOR + 225 bps), 3/31/25	1,362,638
698,816	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.353% (LIBOR + 675 bps), 10/29/25	478,689
997,738	Gulf Finance LLC, Tranche B Term Loan, 7.019% (LIBOR + 525 bps), 8/25/23	751,629
617,188	NorthRiver Midstream Finance LP, Initial Term B Loan, 5.159% (LIBOR + 325 bps), 10/1/25	607,930
2,473,462	Prairie ECI Acquiror LP, Initial Term Loan, 6.695% (LIBOR + 475 bps), 3/11/26	2,378,646
1,645,659	St. Joseph Energy Center LLC, Term B Loan Advance, 5.11% (LIBOR + 350 bps), 4/10/25	1,618,917
1,674,545	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.603% (LIBOR + 600 bps), 5/13/22	1,414,990
3,731,250	Traverse Midstream Partners LLC, Advance Term Loan, 5.61% (LIBOR + 400 bps), 9/27/24	3,131,142
	Total Oil & Gas	$14,529,297
	Personal, Food & Miscellaneous Services - 2.4%
1,527,812	IRB Holding Corp. (aka Arby's/Buffalo Wild Wings), 2020 Replacement Term B Loan, 4.379% (LIBOR + 275 bps), 2/5/25	$1,497,893
2,007,237	Knowlton Development Corp., Inc., Initial Term Loan, 5.353% (LIBOR + 375 bps), 12/22/25	1,997,201
1,510,526	Parfums Holding Co., Inc., First Lien Initial Term Loan, 5.863% (LIBOR + 425 bps), 6/30/24	1,503,729
2,000,000	Parfums Holding Co., Inc., Second Lien Initial Term Loan, 10.7% (LIBOR + 875 bps), 6/30/25	1,980,000
	Total Personal, Food & Miscellaneous Services	$6,978,823
	Printing & Publishing - 0.2%
549,911	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.603% (LIBOR + 300 bps), 9/28/23	$544,069
	Total Printing & Publishing	$544,069
	Professional & Business Services - 5.5%
1,000,000	AI Convoy (Luxembourg) S.a.r.l., Facility B, 5.34% (LIBOR + 350 bps), 1/18/27	$993,125
2,500,000	APi Group DE, Inc., Initial Term Loan, 4.103% (LIBOR + 250 bps), 10/1/26	2,487,500
500,000	APX Group, Inc., Initial Loan, 6.704% (LIBOR + 500 bps), 12/31/25	492,813
1,488,750	athenahealth, Inc., First Lien Term B Loan, 6.158% (LIBOR + 450 bps), 2/11/26	1,481,306
995,000	Blackstone CQP Holdco LP, Initial Term Loan, 5.408% (LIBOR + 350 bps), 9/30/24	975,515
997,500	Clear Channel Outdoor Holdings, Inc., Term B Loan, 5.103% (LIBOR + 350 bps), 8/21/26	987,109
1,496,250	Ensemble RCM LLC, Closing Date Term Loan, 5.513% (LIBOR + 375 bps), 8/3/26	1,486,898
1,492,500	MYOB US Borrower LLC, First Lien Initial US Term Loan, 5.603% (LIBOR + 400 bps), 5/6/26	1,487,836
2,019,692	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 4.853% (LIBOR + 325 bps), 5/1/25	1,999,495
1,471,372	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 5.853% (LIBOR + 425 bps), 6/15/25	1,458,497
350,000	STG-Fairway Holdings LLC, First Lien Term Facility, 5.103% (LIBOR + 350 bps), 1/31/27	349,563
1,185,000	Verscend Holding Corp., Term B Loan, 6.103% (LIBOR + 450 bps), 8/27/25	1,181,297
844,545	Victory Capital Holdings, Inc., Tranche B-1 Term Loan, 4.155% (LIBOR + 250 bps), 7/1/26	841,378
	Total Professional & Business Services	$16,222,332
Principal Amount USD ($)		Value
	Real Estate - 0.4%
1,185,000	Cushman & Wakefield US Borrower LLC, Replacement Term Loan, 4.353% (LIBOR + 275 bps), 8/21/25	$1,168,706
	Total Real Estate	$1,168,706
	Retail - 4.6%
3,474,949	Bass Pro Group LLC, Initial Term Loan, 6.603% (LIBOR + 500 bps), 9/25/24	$3,353,326
1,750,000	Dealer Tire LLC, Term B-1 Loan, 5.853% (LIBOR + 425 bps), 12/12/25	1,739,063
2,427,430	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 5.61% (LIBOR + 400 bps), 9/29/24	2,403,156
1,104,704	Men's Wearhouse, Inc., Tranche B-2 Term Loan, 4.905% (LIBOR + 325 bps), 4/9/25	767,770
1,224,349	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.106% (LIBOR + 250 bps), 1/30/23	1,118,749
1,167,933	PetSmart, Inc., Amended Term Loan, 5.66% (LIBOR + 400 bps), 3/11/22	1,156,820
2,918,063	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.155% (LIBOR + 450 bps), 9/12/24	2,852,406
	Total Retail	$13,391,290
	Securities & Trusts - 2.5%
1,985,000	KSBR Holding Corp., Initial Term Loan, 5.879% (LIBOR + 425 bps), 4/15/26	$1,988,101
400,000	LCPR Loan Financing LLC, Initial Term Loan, 6.659% (LIBOR + 500 bps), 10/15/26	402,000
1,485,000	Pug LLC, USD Term B Loan, 5.168% (LIBOR + 350 bps), 2/12/27	1,421,888
1,857,143	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	1,903,571
1,600,256	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.336% (LIBOR + 450 bps), 10/19/26	1,572,252
	Total Securities & Trusts	$7,287,812
	Telecommunications - 5.2%
2,000,000	CenturyLink, Inc., Term B Loan, 3.853% (LIBOR + 225 bps), 3/15/27	$1,955,000
2,783,410	Commscope, Inc., Initial Term Loan, 4.853% (LIBOR + 325 bps), 4/6/26	2,765,980
1,571,095	Frontier Communications Corp., Term B-1 Loan, 5.35% (LIBOR + 375 bps), 6/15/24	1,583,193
346,500	Sprint Communications, Inc., 2019 Incremental Term Loan, 4.625% (LIBOR + 300 bps), 2/2/24	344,767
3,503,984	Sprint Communications, Inc., Initial Term Loan, 4.125% (LIBOR + 250 bps), 2/2/24	3,484,274
1,117,713	Virgin Media Bristol LLC, N Facility, 4.159% (LIBOR + 250 bps), 1/31/28	1,107,374
2,040,217	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 9.75% (PRIME + 500 bps), 3/29/21	1,885,501
1,750,000	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 9.0% (PRIME + 425 bps), 2/17/24	1,642,083
	Total Telecommunications	$14,768,172
	Textile & Apparel - 0.5%
1,492,500	Adient US LLC, Initial Term Loan, 5.894% (LIBOR + 400 bps), 5/6/24	$1,489,079
	Total Textile & Apparel	$1,489,079
	Transport - 0.2%
500,000(b)	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 3/20/25	$497,500
	Total Transport	$497,500
	Transportation - 1.3%
648,724	Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 5.213% (LIBOR + 350 bps), 4/6/26	$636,831
348,776	Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 5.213% (LIBOR + 350 bps), 4/6/26	342,382
2,217,750	Envision Healthcare Corp., Initial Term Loan, 5.353% (LIBOR + 375 bps), 10/10/25	1,789,447
249,844	Syncreon Group BV, Second Out Term Loan, 7.603% (LIBOR + 600 bps), 4/1/25	204,872
1,147,125	Travelport Finance (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 6.945% (LIBOR + 500 bps), 5/29/26	893,802
	Total Transportation	$3,867,334
	Utilities - 2.0%
919,733	APLP Holdings, Ltd. Partnership, Term Loan, 4.103% (LIBOR + 250 bps), 4/14/25	$913,410
1,421,000	Calpine Construction Finance Co. LP, Term B Loan, 3.603% (LIBOR + 200 bps), 1/15/25	1,405,013
681,457	Compass Power Generation LLC, Tranche B-1 Term Loan, 5.103% (LIBOR + 350 bps), 12/20/24	673,791
2,159,596	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.353% (LIBOR + 375 bps), 10/2/25	2,136,650
994,975	Edgewater Generation LLC, Term Loan, 5.353% (LIBOR + 375 bps), 12/13/25	966,784
	Total Utilities	$6,095,648
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $353,191,747)	$346,698,638
Shares		Value
	COMMON STOCKS - 0.1% of Net Assets
	Specialty Retail - 0.1%
91,346+^(c)	Targus Cayman SubCo., Ltd.	$108,702
	Total Specialty Retail	$108,702
	Transportation Infrastructure - 0.0%†
9,505(c)	Syncreon Group	$99,208
	Total Transportation Infrastructure	$99,208
	TOTAL COMMON STOCKS
	(Cost $365,273)	$207,910
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 1.3% of Net Assets
1,000,000(a)	Assurant CLO IV, Ltd., Series 2019-1A, Class E, 8.819% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$977,938
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,000,000(a)	Goldentree Loan Management US Clo 2, Ltd., Series 2017-2A, Class E, 6.519% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	$905,189
1,000,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 0.0% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	989,287
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 8.704% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	962,235
	TOTAL ASSET BACKED SECURITIES
	(Cost $3,929,201)	$3,834,649
	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0% of Net Assets
4,100,000(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 10.911% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	$4,814,065
760,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 13.877% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	1,051,929
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $4,860,000)	$5,865,994
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6% of Net Assets
250,000(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 7.912% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)	$249,993
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 5.659% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	621,856
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	779,349
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,637,350)	$1,651,198
	CORPORATE BONDS - 11.2% of Net Assets
	Advertising - 0.4%
1,250,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,140,625
	Total Advertising	$1,140,625
	Aerospace & Defense - 0.3%
1,000,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$980,000
	Total Aerospace & Defense	$980,000
	Banks - 0.2%
690,000(d)(e)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	$715,013
	Total Banks	$715,013
	Chemicals - 0.7%
1,000,000	OCI NV, 6.625%, 4/15/23 (144A)	$1,036,000
758,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	727,680
	Total Chemicals	$1,763,680
	Coal - 0.6%
2,000,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$1,800,000
	Total Coal	$1,800,000
	Commercial Services - 1.2%
2,495,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	$2,463,812
1,000,000	Sotheby's, 7.375%, 10/15/27 (144A)	997,500
	Total Commercial Services	$3,461,312
	Distribution/Wholesale - 0.3%
845,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)	$824,044
	Total Distribution/Wholesale	$824,044
	Diversified Financial Services - 1.0%
1,700,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,690,140
1,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	1,083,020
	Total Diversified Financial Services	$2,773,160
	Entertainment - 0.6%
1,500,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$1,717,500
	Total Entertainment	$1,717,500
	Environmental Control - 0.3%
1,000,000	Tervita Corp., 7.625%, 12/1/21 (144A)	$1,010,000
	Total Environmental Control	$1,010,000
	Forest Products & Paper - 0.6%
1,515,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$1,624,838
	Total Forest Products & Paper	$1,624,838
	Holding Companies-Diversified - 0.5%
1,520,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,421,200
	Total Holding Companies-Diversified	$1,421,200
	Home Builders - 0.4%
1,000,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	$1,070,000
	Total Home Builders	$1,070,000
	Media - 0.4%
1,500,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	$1,209,975
	Total Media	$1,209,975
	Mining - 0.3%
1,000,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	$966,250
	Total Mining	$966,250
	Oil & Gas - 0.3%
245,000	Gulfport Energy Corp., 6.625%, 5/1/23	$128,012
Principal Amount USD ($)		Value
	Oil & Gas - (continued)
1,000,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	$943,270
	Total Oil & Gas	$1,071,282
	Oil & Gas Services - 0.6%
2,500,000	FTS International, Inc., 6.25%, 5/1/22	$1,660,940
	Total Oil & Gas Services	$1,660,940
	Pharmaceuticals - 0.4%
1,000,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	$1,029,580
	Total Pharmaceuticals	$1,029,580
	REITs - 0.0%†
65,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$67,002
	Total REITs	$67,002
	Retail - 0.4%
1,250,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	$1,042,000
	Total Retail	$1,042,000
	Telecommunications - 1.1%
1,000,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	$1,012,500
1,000,000	Frontier Communications Corp., 11.0%, 9/15/25	457,500
2,000,000(f)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,821,660
	Total Telecommunications	$3,291,660
	Transportation - 0.6%
1,000,000(a)	Golar LNG Partners LP, 6.083% (3 Month USD LIBOR + 440 bps), 5/22/20	$990,000
800,000(a)	Golar LNG Partners LP, 7.942% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	760,278
	Total Transportation	$1,750,278
	TOTAL CORPORATE BONDS
	(Cost $33,503,153)	$32,390,339
	INSURANCE-LINKED SECURITIES - 1.7% of Net Assets(g)
	Event-linked Bonds - 0.3%
	Earthquakes - California - 0.2%
250,000(a)	Ursa Re, 4.767% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$248,900
250,000(a)	Ursa Re, 7.017% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	249,500
		$498,400
	Multiperil - U.S. - 0.1%
400,000(a)	Kilimanjaro II Re, 7.909% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	$401,400
	Total Event-linked Bonds	$899,800
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.3%
	Multiperil - U.S. Regional - 0.1%
250,000+(c)(h)	Ocean View Re 2019, 6/30/20	$254,094
	Multiperil - Worldwide - 0.2%
307,363+(c)(h)	Kilarney Re 2018, 4/15/20	$155,157
242,000+(c)(h)	Limestone Re 2019-2, 3/1/23 (144A)	250,857
300,000+(c)(h)	Resilience Re, 4/6/20	30
		$406,044
	Windstorm - Florida - 0.0%†
250,000+(c)(h)	Formby Re 2018, 2/28/21	$47,130
	Total Collateralized Reinsurance	$707,268
	Reinsurance Sidecars - 1.1%
	Multiperil - U.S. - 0.0%†
250,000+(c)(h)	Carnoustie Re 2016, 11/30/20	$6,750
250,000+(c)(h)	Carnoustie Re 2017, 11/30/21	33,963
250,000+(c)(i)	Harambee Re 2018, 12/31/21	16,250
250,000+(i)	Harambee Re 2019, 12/31/22	18,000
		$74,963
	Multiperil - Worldwide - 1.1%
3,037+(c)(h)	Alturas Re 2019-2, 3/10/22	$26,460
246,000+(c)(h)	Alturas Re 2020-2, 3/10/23	248,780
250,000+(c)(h)	Bantry Re 2016, 3/31/21	20,150
1,270,809+(c)(h)	Berwick Re 2018-1, 12/31/21	154,657
907,913+(c)(h)	Berwick Re 2019-1, 12/31/22	968,393
20,000+(c)(h)	Eden Re II, 3/22/22 (144A)	26,731
3,800+(c)(h)	Eden Re II, 3/22/23 (144A)	31,985
250,000+(h)	Gleneagles Re 2016, 11/30/20	7,800
8,000+(h)	Limestone Re 2018, 3/1/22	17,541
300,000+(c)(i)	Lorenz Re 2018, 7/1/21	30,450
199,590+(c)(i)	Lorenz Re 2019, 6/30/22	178,034
300,000+(c)(h)	Merion Re 2018-2, 12/31/21	320,700
400,000+(h)	Pangaea Re 2016-1, 11/30/20	888
400,000+(c)(h)	Pangaea Re 2017-1, 11/30/21	6,440
400,000+(c)(h)	Pangaea Re 2018-1, 12/31/21	23,520
400,000+(c)(h)	Pangaea Re 2018-3, 7/1/22	8,297
327,699+(c)(h)	Pangaea Re 2019-1, 2/1/23	6,828
294,125+(c)(h)	Pangaea Re 2019-3, 7/1/23	295,810
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
324,259+(c)(h)	Pangaea Re 2020-1, 2/1/24	$328,640
150,000+(c)(h)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	107,149
100,000+(c)(h)	Sector Re V, Series 9, Class D, 12/1/24 (144A)	103,472
400,000+(c)(h)	St. Andrews Re 2017-1, 2/1/21	27,120
347,597+(c)(h)	St. Andrews Re 2017-4, 6/1/20	34,204
253,645+(c)(h)	Woburn Re 2018, 12/31/21	50,780
244,914+(c)(h)	Woburn Re 2019, 12/31/22	253,364
		$3,278,193
	Total Reinsurance Sidecars	$3,353,156
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $5,513,368)	$4,960,224
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8% of Net Assets
6,500,000(j)	U.S. Treasury Bills, 3/3/20	$6,499,736
5,000,000(j)	U.S. Treasury Bills, 3/10/20	4,998,415
9,000,000(j)	U.S. Treasury Bills, 3/17/20	8,994,486
3,000,000(j)	U.S. Treasury Bills, 3/24/20	2,997,362
5,000,000(a)	U.S. Treasury Floating Rate Note, 1.665% (3 Month U.S. Treasury Bill Money Market Yield + 15 bps), 1/31/22	4,998,934
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $28,493,635)	$28,488,933
Shares		Value
	INVESTMENT COMPANIES - 2.0% of Net Assets
40,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$500,400
30,000	Eaton Vance Floating-Rate Income Trust	388,200
50,000	First Trust Senior Floating Rate Income Fund II	589,000
37,155	Invesco Senior Income Trust	149,735
137,800	Invesco Senior Loan ETF (formerly, PowerShares Senior Loan Portfolio)	3,030,222
15,500	iShares iBoxx High Yield Corporate Bond ETF	1,333,620
	TOTAL INVESTMENT COMPANIES
	(Cost $6,315,002)	$5,991,177
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 2.8% of Net Assets
	REPURCHASE AGREEMENTS - 2.8%
4,000,000	$4,000,000 RBC Capital Markets LLC, 1.61%, dated 2/29/20 plus accrued interest on 3/2/20 collateralized by the following: $2,550,253 Federal National Mortgage Association, 3.5%, 8/1/44 - 10/1/49, $1,530,295 Government National Mortgage Association, 3.5%, 11/20/49.	$4,000,000
2,000,000	$2,000,000 ScotiaBank, 1.59%, dated 2/29/20 plus accrued interest on 3/2/20 collateralized by the following: $1,531,009 Freddie Mac Giant, 5.0%, 5/1/49 - 6/1/49, $514,315 U.S. Treasury Notes, 2.25%, 8/15/46.	2,000,000
1,000,000	$1,000,000 TD Securities USA LLC, 1.59%, dated 2/29/20 plus accrued interest on 3/2/20 collateralized by $1,020,017 U.S. Treasury Notes, 2.25%, 11/15/27.	1,000,000
1,000,000	$1,000,000 TD Securities USA LLC, 1.61%, dated 2/29/20 plus accrued interest on 3/2/20 collateralized by $1,020,000 Federal National Mortgage Association, 3.50%, 8/1/49.	1,000,000
		$8,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $8,000,000)	$8,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 151.0%
	(Cost $445,808,729)	$438,089,062
	OTHER ASSETS AND LIABILITIES - (51.0)%	$(147,942,873)
	NET ASSETS - 100.0%	$290,146,189

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2020, the value of these securities amounted to $41,925,722, or 14.4% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 29, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 29, 2020.
(b)	This term loan will settle after February 29, 2020, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 29, 2020.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is in default.
(g)	Securities are restricted as to resale.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
4,187,700	Markit CDX North America High Yield Index	Receive	5.00%	12/20/24	$ (16,867)	$266,038	$249,171
1,001,000	Markit CDX North America High Yield Index Series 24	Receive	5.00%	6/20/20	53,459	(43,140)	10,319
1,036,950	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	57,504	(38,952)	18,552
10,074,400	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	618,736	40,141	658,877
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$712,832	$224,087	$936,919
TOTAL SWAP CONTRACTS					$712,832	$224,087	$936,919

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 29, 2020, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$346,698,638	$–	$346,698,638
Common Stocks
Specialty Retail	–	–	108,702	108,702
Transportation Infrastructure	–	99,208	–	99,208
Asset Backed Securities	–	3,834,649	–	3,834,649
Collateralized Mortgage Obligations	–	5,865,994	–	5,865,994
Commercial Mortgage-Backed Securities	–	1,651,198	–	1,651,198
Corporate Bonds	–	32,390,339	–	32,390,339
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S. Regional	–	–	254,094	254,094
Multiperil - Worldwide	–	–	406,044	406,044
Windstorm - Florida	–	–	47,130	47,130
Reinsurance Sidecars
Multiperil - U.S.	–	–	74,963	74,963
Multiperil - Worldwide	–	–	3,278,193	3,278,193
All Other Insurance-Linked Securities	–	899,800	–	899,800
U.S. Government and Agency Obligations	–	28,488,933	–	28,488,933
Investment Companies	5,991,177	–	–	5,991,177
Repurchase Agreements	–	8,000,000	–	8,000,000
Total Investments in Securities	$5,991,177	$427,928,759	$4,169,126	$438,089,062
Other Financial Instruments
Swap contracts, at value	$–	$936,919	$–	$936,919
Total Other Financial Instruments	$–	$936,919	$–	$936,919

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 11/30/19	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Balance as of 2/29/20
Common Stocks
Health Care Technology	$2,096	$312,342	$–	$–	$(314,438)	$–	$–
Specialty Retail	108,702	–	–	–	–	–	108,702
Insurance-Linked Securities Collateralized
Reinsurance
Multiperil - U.S. Regional	248,379	–	5,715	–	–	–	254,094
Multiperil - Worldwide	397,211	–	8,833	–	–	–	406,044
Windstorm - Florida	79,929	–	(1,912)	–	(30,887)	–	47,130
Reinsurance Sidecars
Multiperil - U.S.	386,450	–	(261,163)	–	(50,324)	–	74,963
Multiperil - Worldwide	3,710,611	–	50,047	670,259	(1,152,724)	–	3,278,193
Total	$4,933,378	$312,342	$(198,480)	$670,259	$(1,548,373)	$–	$4,169,126

* Transfers are calculated on the beginning of period values. For the three months ended February 29, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at February 29, 2020: $(196,568).